CAPITAL AND FINANCIAL RISK MANAGEMENT - Credit Risk and Capital Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	$ 338,648	$ 658,625	$ 185,786
Lease obligations (Note 13)	161,548	151,342
Long-term debt (Note 14)	1,843,086	1,342,070
Total equity	19,422,915	16,241,345	$ 5,999,771
Credit risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Cash and cash equivalents	338,648	658,625
Trade receivables (Notes 6 and 19)	8,148	8,579
Fair value of derivative financial instruments (Notes 6 and 21)	50,786	8,774
Short-term investments (Note 8A)	10,199	9,896
Non-current loans receivable (Note 8B)	10,108	3,939
Total	417,889	689,813
Capital Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Lease obligations (Note 13)	161,548	151,342
Long-term debt (Note 14)	1,843,086	1,342,070
Total equity	19,422,915	16,241,345
Total	$ 21,427,549	$ 17,734,757